UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2010
Check here if Amendment [x]; Amendment Number 1
This Amendment (Check only one): 			[x] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:
				Name: 			Mariner Value Strategies, LLC
				Address: 		4200 West 115th St.
       							Suite 100.
							Leawood, KS 66211
				13F File Number		28-13550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the rreport is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager

Name: 				Braden M. Perry
Title: 				Chief Compliance Officer
Phone: 				(913)647-9700
Signature,			Place,				and Date of Signing:
Braden M. Perry			Leawood, KS			June 7, 2010

List of other Mangers Reporting for this Manager: NONE
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 67
Form 13F Information TAble Value Total:  $142,749 (in thousands)
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FORM 13F INFORMATION TABLE
                                                                         		Voting Authority
                                                                                         -----------------
                                         Value   Shares/ Sh/     Put/    Invstmt Other
Name of Issuer      Title ofCUSIP        (x$1000)Prn Amt Prn     Call    Dscretn ManagersSole    Shared  None
-------------------------------------    -------------------     ----    ------- ----------------------------

ACCENTURE PLC IRELANCOM     g1151c101         268    6380SH              Sole                6380
ALLSTATE CORP COM   COM     020002101         854   26418SH              Sole               26418
AMERICAN WTR WKS CO COM     030420103         275   12630SH              Sole               12630
ANALOGIC CORP COM PACOM     032657207        1589   37178SH              Sole               37178
AON CORP COM        COM     037389103        2859   66950SH              Sole               66950
APPLIED MATLS INC COCOM     038222105         502   37296SH              Sole               37296
ASPEN INSURANCE HOLDCOM     g05384105         428   14850SH              Sole               14850
AUTODESK INC COM    COM     052769106         438   14920SH              Sole               14920
BARD C R INC COM    COM     067383109         278    3210SH              Sole                3210
BECKMAN COULTER INC COM     075811109         808   12869SH              Sole               12869
BECTON DICKINSON & CCOM     075887109         377    4790SH              Sole                4790
BEST BUY INC COM    COM     086516101         385    9060SH              Sole                9060
CAMPBELL SOUP CO COMCOM     134429109         395   11170SH              Sole               11170
CHUBB CORP COM      COM     171232101        8368  161385SH              Sole              161385
CINTAS CORP COM     COM     172908105        4310  153370SH              Sole              153370
CONAGRA FOODS INC COCOM     205887102         284   11320SH              Sole               11320
DEAN FOODS CO NEW COCOM     242370104         873   55670SH              Sole               55670
DIEBOLD INC COM     COM     253651103        5991  188630SH              Sole              188630
EOG RES INC COM     COM     26875p101         242    2600SH              Sole                2600
EQT CORP COM        COM     26884l109        7073  172510SH              Sole              172510
EXXON MOBIL CORP COMCOM     30231g102        2856   42640SH              Sole               42640
GENERAL MLS INC COM COM     370334104         384    5430SH              Sole                5430
GENUINE PARTS CO COMCOM     372460105         397    9398SH              Sole                9398
GRAHAM PACKAGING CO COM     384701108         941   75000SH              Sole               75000
GRANITE CONSTR INC CCOM     387328107        3464  114620SH              Sole              114620
GREAT PLAINS ENERGY COM     391164100        9113  490760SH              Sole              490760
HCC INS HLDGS INC COCOM     404132102         384   13910SH              Sole               13910
HEARTLAND EXPRESS INCOM     422347104         264   15970SH              Sole               15970
HEINZ H J CO COM    COM     423074103        5067  111100SH              Sole              111100
HONEYWELL INTL INC CCOM     438516106         579   12788SH              Sole               12788
HORMEL FOODS CORP COCOM     440452100         852   20270SH              Sole               20270
HUBBELL INC CL B    COM     443510201         259    5140SH              Sole                5140
HUDSON CITY BANCORP COM     443683107        5770  407230SH              Sole              407230
INTEL CORP COM      COM     458140100        3581  160655SH              Sole              160655
INTERNATIONAL FLAVORCOM     459506101        4155   87160SH              Sole               87160
INTERNATIONAL SPEEDWCOM     460335201         343   13313SH              Sole               13313
ITT CORP NEW COM    COM     450911102         820   15290SH              Sole               15290
JOHNSON & JOHNSON COCOM     478160104        8727  133845SH              Sole              133845
KAYDON CORP COM     COM     486587108        3017   80234SH              Sole               80234
KIMBERLY CLARK CORP COM     494368103       10859  172687SH              Sole              172687
LOWES COS INC COM   COM     548661107        6412  264510SH              Sole              264510
MARSH & MCLENNAN COSCOM     571748102        1010   41358SH              Sole               41358
MCGRAW HILL COS INC COM     580645109         296    8310SH              Sole                8310
MERCK & CO INC NEW CCOM     58933y105        1285   34400SH              Sole               34400
MOLEX INC COM       COM     608554101         358   17152SH              Sole               17152
MORGAN STANLEY COM NCOM     617446448         255    8690SH              Sole                8690
MUELLER WTR PRODS INCOM     624758108         205   42790SH              Sole               42790
MURPHY OIL CORP COM COM     626717102         221    3936SH              Sole                3936
NEWALLIANCE BANCSHARCOM     650203102         262   20760SH              Sole               20760
NORFOLK SOUTHERN CORCOM     655844108         272    4860SH              Sole                4860
NORTHROP GRUMMAN CORCOM     666807102         491    7488SH              Sole                7488
PATTERSON COMPANIES COM     703395103        2914   93855SH              Sole               93855
PEOPLES UNITED FINANCOM     712704105        1039   66507SH              Sole               66507
POLARIS INDS INC COMCOM     731068102         324    6328SH              Sole                6328
PORTLAND GEN ELEC COCOM     736508847        8400  434998SH              Sole              434998
ROCKWELL COLLINS INCCOM     774341101         444    7093SH              Sole                7093
SOUTHWESTERN ENERGY COM     845467109         414   10160SH              Sole               10160
STERIS CORP COM     COM     859152100        2214   65770SH              Sole               65770
STRYKER CORP COM    COM     863667101        2216   38735SH              Sole               38735
SYNOPSYS INC COM    COM     871607107        3381  151140SH              Sole              151140
TEXAS INSTRS INC COMCOM     882508104         345   14101SH              Sole               14101
UNION PAC CORP COM  COM     907818108         276    3770SH              Sole                3770
VULCAN MATLS CO COM COM     929160109         556   11780SH              Sole               11780
WESTAR ENERGY INC COCOM     95709t100        6420  287885SH              Sole              287885
WGL HLDGS INC COM   COM     92924f106         683   19720SH              Sole               19720
XILINX INC COM      COM     983919101        3218  126190SH              Sole              126190
RAYONIER INC COM    RE      754907103         411    9050SH              Sole                9050


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